Cash and Cash Equivalents (Notes)	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

A summary of cash and cash equivalents follows (in thousands):

	December 31,
	2013	2012
Cash	$355,951	$394,565
Money market funds	50	50,055
	$356,001	$444,620

See additional information at the “Description of Business and Summary of Significant Accounting Policies” and “Fair Value” notes.